Document and Entity Information	Nov. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001834645
Document Type	8-K/A
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	Peak Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39951
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	3350 W. Bayshore Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	549-9103
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K of Peak Bio, Inc., a Delaware corporation (the “Company”), filed on November 7, 2022 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Form 8-K/A is being filed in order to include the (i) unaudited carve-out condensed consolidated financial statements of Peak Bio Co., Ltd. (“Peak Bio”) as of September 30, 2022 and for the nine months ended September 30, 2022 and 2021, (ii) unaudited pro forma condensed combined financial information of the Company and the related notes thereto as of and for the nine months ended September 30, 2022 and for the year ended December 31, 2021 and (iii) management’s discussion and analysis of financial condition and results of operations of Peak Bio for the nine months ended September 30, 2022 and 2021. This Form 8-K/A does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Peak Bio, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock for $11.50 per share
Trading Symbol	PKBOW
Security Exchange Name	NASDAQ